                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended: March 31, 2005.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  White Mountains Advisors LLC
                          -------------------------------
   Address of Principal   370 Church Street
   Executive Office:      -------------------------------
                          Guilford, CT 06437
                          -------------------------------

Form 13F File Number: 028-00470
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maribel C. Friend
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (203) 458-2380
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Maribel C. Friend     Guilford, Connecticut     May 11, 2005
---------------------     ---------------------     ------------
     [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         129
                                        --------------------

Form 13F Information Table Value Total:    1,313,781,388
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1.             028-01681              WHITE MOUNTAINS INSURANCE GROUP, LTD.
    ------       -----------------         ---------------------------------

                          WHITE MOUNTAINS ADVISORS, LLC
                          -----------------------------

                          WHITE MOUNTAINS ADVISORS, LLC
                   FORM 13F INFORMATION TABLE - MARCH 31, 2005


                                                                AMOUNT AND
                        TITLE                         MARKET      TYPE OF       INVESTMENT                 VOTING AUTHORITY (SHARES)
    NAME OF ISSUER     OF CLASS          CUSIP        VALUE      SECURITY       DISCRETION     MANAGERS*   SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
  1 3M CO              NOTE  11/2       88579YAB7   11,626,125   12,900,000       DEFINED       1                    12,900,000
  2 3M CO              NOTE  11/2       88579YAB7   13,158,250   14,600,000       DEFINED       1, 2                 14,600,000
  3 ABITIBI-
    CONSOLIDATED INC    COM              003924107    2,963,200      640,000       DEFINED      1                       640,000
  4 ABITIBI-
    CONSOLIDATED INC    COM              003924107    5,093,000    1,100,000       DEFINED      1, 2                  1,100,000
  5 ALCOA INC           COM              013817101      759,750       25,000       DEFINED      1                        25,000
  6 ALCOA INC           COM              013817101      850,920       28,000       DEFINED      1, 2                     28,000
  7 AMERADA HESS CORP   COM              023551104   31,845,510      331,000       DEFINED      1                       331,000
  8 AMERADA HESS CORP   COM              023551104   40,408,200      420,000       DEFINED      1, 2                    420,000
  9 ANHEUSER BUSCH
    COS INC             COM              035229103    4,739,000      100,000       DEFINED      1, 2                    100,000
 10 AQUILA INC          COM              03840P102    1,170,065      305,500       DEFINED      1                       305,500
 11 AQUILA INC          COM              03840P102    1,413,270      369,000       DEFINED      1, 2                    369,000
 12 ARCHER DANIELS
    MIDLAND CO          COM              039483102    9,463,300      385,000       DEFINED      1                       385,000
 13 ARCHER DANIELS
    MIDLAND CO          COM              039483102   13,150,300      535,000       DEFINED      1, 2                    535,000
 14 ASSURANT INC        COM              04621X108    3,572,200      106,000       DEFINED      1, 2                    106,000
 15 AUTOMATIC DATA
    PROCESSING IN       COM              053015103    6,113,200      136,000       DEFINED      1                       136,000
 16 AUTOMATIC DATA
    PROCESSING IN       COM              053015103   24,722,500      550,000       DEFINED      1, 2                    550,000
 17 BARRICK GOLD CORP   COM              067901108    1,773,040       74,000       DEFINED      1                        74,000
 18 BARRICK GOLD CORP   COM              067901108      886,520       37,000       DEFINED      1, 2                     37,000
 19 BERKSHIRE
    HATHAWAY INC DEL    COM CL A         084670108    7,569,000           87       DEFINED      1                            87
 20 BERKSHIRE
    HATHAWAY INC DEL    COM CL B         084670207    3,741,360        1,310       DEFINED      1                         1,310
 21 BERKSHIRE
    HATHAWAY INC DEL    COM CL B         084670207   10,424,400        3,650       DEFINED      1, 2                      3,650
 22 CALLAWAY GOLF CO    COM              131193104    2,329,600      182,000       DEFINED      1                       182,000
 23 CALLAWAY GOLF CO    COM              131193104    2,944,000      230,000       DEFINED      1, 2                    230,000
 24 CAPITOL FED FINL    COM              14057C106    6,235,200      180,000       DEFINED       1                       180,000
 25 CAPITOL FED FINL    COM              14057C106    8,175,040      236,000       DEFINED       1, 2                    236,000
 26 CENTRAL PAC FINL
    CORP                COM              154760102      403,800       12,000       DEFINED       1, 2                     12,000
 27 CHARTER FINL
    CORP WEST PT GA     COM              16122M100    3,720,755      111,500       DEFINED       1                       111,500
 28 CHARTER FINL
    CORP WEST PT GA     COM              16122M100    4,638,430      139,000       DEFINED       1, 2                    139,000
 29 CLOROX CO DEL       COM              189054109      629,900       10,000       DEFINED       1, 2                     10,000
 30 CMS ENERGY CORP     NOTE 3.375% 7/1  125896AT7    2,021,250    1,500,000       DEFINED       1                     1,500,000
 31 CMS ENERGY CORP     NOTE 3.375% 7/1  125896AT7    2,695,000    2,000,000       DEFINED       1, 2                  2,000,000
 32 COMPASS MINERALS
    INTL INC            COM              20451N101      458,100       18,000       DEFINED       1, 2                     18,000
 33 COVENTRY HEALTH
    CARE INC            COM              222862104    3,407,000       50,000       DEFINED       1, 2                     50,000
 34 DELTIC TIMBER
    CORP                COM              247850100    2,267,800       58,000       DEFINED       1, 2                     58,000
 35 DIAGEO P L C        SPON ADR NEW     25243Q205    1,991,500       35,000       DEFINED       1, 2                     35,000
 36 DIAMOND OFFSHORE
    DRILLING IN         COM              25271C102    4,540,900       91,000       DEFINED       1                        91,000
 37 DIAMOND OFFSHORE
    DRILLING IN         COM              25271C102    5,489,000      110,000       DEFINED       1, 2                    110,000
 38 DIAMOND OFFSHORE
    DRILLING IN         DBCV  6/0        25271CAC6    2,453,688    4,150,000       DEFINED       1                     4,150,000
 39 DIAMOND OFFSHORE
    DRILLING IN         DBCV  6/0        25271CAC6    2,867,563    4,850,000       DEFINED       1, 2                  4,850,000
 40 DIAMOND OFFSHORE
    DRILLING IN         DBCV 1.500% 4/1  25271CAE2    4,480,031    3,825,000       DEFINED       1                     3,825,000
 41 DIAMOND OFFSHORE
    DRILLING IN         DBCV 1.500% 4/1  25271CAE2    4,889,969    4,175,000       DEFINED       1, 2                  4,175,000
 42 EASTMAN CHEM CO     COM              277432100    1,652,000       28,000       DEFINED       1, 2                     28,000
 43 EASTMAN CHEM CO     COM              277432100    1,475,000       25,000       DEFINED       1                        25,000
 44 EL PASO ELEC CO     COM              283677854   16,625,000      875,000       DEFINED       1                       875,000
 45 EL PASO ELEC CO     COM              283677854   24,415,000    1,285,000       DEFINED       1, 2                  1,285,000
 46 EQUITY OFFICE
    PROPERTIES TRU      PFD CV B 5.25%   294741509    1,755,015       34,500       DEFINED       1                        34,500
 47 EQUITY OFFICE
    PROPERTIES TRU      PFD CV B 5.25%   294741509    2,136,540       42,000       DEFINED       1, 2                     42,000
 48 FAIRMONT HOTELS
    RESORTS INC         COM              305204109    7,141,670      215,500       DEFINED       1                       215,500
 49 FAIRMONT HOTELS
    RESORTS INC         COM              305204109    8,285,000      250,000       DEFINED       1, 2                    250,000
 50 FAIRMONT HOTELS
    RESORTS INC         NOTE 3.750%12/0  305204AB5    5,709,375    5,250,000       DEFINED       1                     5,250,000
 51 FAIRMONT HOTELS
    RESORTS INC         NOTE 3.750%12/0  305204AB5    7,612,500    7,000,000       DEFINED       1, 2                  7,000,000
 52 FEDERATED INVS
    INC PA              CL B             314211103    1,851,474       65,400       DEFINED       1, 2                     65,400
 53 FIRST DATA CORP     COM              319963104    7,862,000      200,000       DEFINED       1, 2                    200,000
 54 FIRST ENERGY CORP   COM              337932107    5,285,700      126,000       DEFINED       1                       126,000
 55 FIRST ENERGY CORP   COM              337932107    7,131,500      170,000       DEFINED       1, 2                    170,000
 56 FORTUNE BRANDS
    INC                 COM              349631101    2,741,420       34,000       DEFINED       1                        34,000
 57 FORTUNE BRANDS
    INC                 COM              349631101    4,676,540       58,000       DEFINED       1, 2                     58,000
 58 GENERAL MLS INC     DBCV  10/2       370334AU8   21,209,344   29,925,000       DEFINED       1                    29,925,000
 59 GENERAL MLS INC     DBCV  10/2       370334AU8   25,922,531   36,575,000       DEFINED       1, 2                 36,575,000
 60 GREAT LAKES CHEM
    CORP                COM              390568103   19,593,200      610,000       DEFINED       1                       610,000
 61 GREAT LAKES CHEM
    CORP                COM              390568103   25,696,000      800,000       DEFINED       1, 2                    800,000
 62 INCO LTD            COM              453258402      597,000       15,000       DEFINED       1                        15,000
 63 INCO LTD            COM              453258402      199,000        5,000       DEFINED       1, 2                      5,000
 64 INCO LTD            DBCV 1.000% 3/1  453258AT2   20,225,313   15,250,000       DEFINED       1                    15,250,000
 65 INCO LTD            DBCV 1.000% 3/1  453258AT2   25,132,438   18,950,000       DEFINED       1, 2                 18,950,000
 66 KERR MCGEE CORP     COM              492386107    4,817,295       61,500       DEFINED       1                        61,500
 67 KERR MCGEE CORP     COM              492386107    5,248,110       67,000       DEFINED       1, 2                     67,000
 68 LEHMAN BROS
    HLDGS INC           COM              524908100    3,766,400       40,000       DEFINED       1, 2                     40,000
 69 LEUCADIA NATL
    CORP                COM              527288104   16,268,091      473,598       DEFINED       1, 2                    473,598
 70 LOEWS CORP          NOTE 3.125% 9/1  540424AL2   16,623,750   16,500,000       DEFINED       1                    16,500,000
 71 LOEWS CORP          NOTE 3.125% 9/1  540424AL2   21,157,500   21,000,000       DEFINED       1, 2                 21,000,000
 72 LONGVIEW FIBRE CO   COM              543213102    8,329,440      444,000       DEFINED       1                       444,000
 73 LONGVIEW FIBRE CO   COM              543213102   14,163,800      755,000       DEFINED       1, 2                    755,000
 74 MARATHON OIL CORP   COM              565849106   31,014,120      661,000       DEFINED       1                       661,000
 75 MARATHON OIL CORP   COM              565849106   42,228,000      900,000       DEFINED       1, 2                    900,000
 76 MCDONALDS CORP      COM              580135101    1,307,880       42,000       DEFINED       1                        42,000
 77 MCDONALDS CORP      COM              580135101    1,712,700       55,000       DEFINED       1, 2                     55,000
 78 MEREDETH CORP       COM              589433101   14,165,250      303,000       DEFINED       1                       303,000
 79 MEREDETH CORP       COM              589433101   17,297,500      370,000       DEFINED       1, 2                    370,000
 80 MONTPELIER RE
    HOLDINGS LTD        SHS              G62185106  221,767,993    6,309,189       DEFINED       1, 2                  6,309,189
 81 NEW YORK TIMES CO   COM CL A         650111107    2,962,980       81,000       DEFINED       1                        81,000
 82 NEW YORK TIMES CO   COM CL A         650111107    3,621,420       99,000       DEFINED       1, 2                     99,000
 83 NEWMONT MINING
    CORP                COM              651639106    3,147,625       74,500       DEFINED       1                        74,500
 84 NEWMONT MINING
    CORP                COM              651639106    3,718,000       88,000       DEFINED       1, 2                     88,000
 85 NORTHGATE
    MINERALS CORP       COM              666416102      520,520      364,000       DEFINED       1                       364,000
 86 NORTHGATE
    MINERALS CORP       COM              666416102      629,200      440,000       DEFINED       1, 2                    440,000
 87 NRG ENERGY INC      COM              629377508    6,232,375      182,500       DEFINED       1                       182,500
 88 NRG ENERGY INC      COM              629377508    8,025,250      235,000       DEFINED       1, 2                    235,000
 89 OCTEL CORP          COM              675727101    8,690,570      469,000       DEFINED       1                       469,000
 90 OCTEL CORP          COM              675727101   15,861,680      856,000       DEFINED       1, 2                    856,000
 91 PETRO-CDA           COM              71644E102      636,460       11,000       DEFINED       1                        11,000
 92 PETRO-CDA           COM              71644E102      642,246       11,100       DEFINED       1, 2                     11,100
 93 PNC FINL SVCS
    GROUP INC           COM              693475105      751,608       14,600       DEFINED       1, 2                     14,600
 94 POPE RES DEL LTD
    PARTNERSHIP         COM              732857107      417,126       11,400       DEFINED       1, 2                     11,400
 95 POTLATCH CORP       COM              737628107   10,025,910      213,000       DEFINED       1                       213,000
 96 POTLATCH CORP       COM              737628107   15,297,750      325,000       DEFINED       1, 2                    325,000
 97 PRIDE INTL INC
    DEL                 NOTE 3.250% 5/0  74153QAD4    1,293,875    1,100,000       DEFINED       1                     1,100,000
 98 PRIDE INTL INC
    DEL                 NOTE 3.250% 5/0  74153QAD4    1,646,750    1,400,000       DEFINED       1, 2                  1,400,000
 99 PRUDENTIAL FINL
    INC                 COM              744320102    4,879,000       85,000       DEFINED       1, 2                     85,000
100 ROYAL DUTCH PETE
    CO                  NY REG EUR .56   780257804    4,178,784       69,600       DEFINED       1                        69,600
101 ROYAL DUTCH PETE
    CO                  NY REG EUR .56   780257804    4,983,320       83,000       DEFINED       1, 2                     83,000
102 RYDER SYS INC       COM              783549108    3,669,600       88,000       DEFINED       1                        88,000
103 RYDER SYS INC       COM              783549108    6,046,500      145,000       DEFINED       1, 2                    145,000
104 SCHERING PLOUGH
    CORP COM            COM              806605101      468,270       25,800       DEFINED       1                        25,800
105 SCHERING PLOUGH
    CORP COM            COM              806605101      508,200       28,000       DEFINED       1, 2                     28,000
106 SCHLUMBERGER LTD    DBCV 1.500% 6/0  806857AC2   21,085,250   19,300,000       DEFINED       1                    19,300,000
107 SCHLUMBERGER LTD    DBCV 1.500% 6/0  806857AC2   25,892,250   23,700,000       DEFINED       1, 2                 23,700,000
108 SEMCO ENERGY INC    COM              78412D109      517,500       90,000       DEFINED       1                        90,000
109 SEMCO ENERGY INC    COM              78412D109      632,500      110,000       DEFINED       1, 2                    110,000
110 SIERRA PAC
    RES NEW             COM              826428104    9,137,500      850,000       DEFINED       1                       850,000
111 SIERRA PAC
    RES NEW             COM              826428104    7,417,500      690,000       DEFINED       1, 2                    690,000
112 SIERRA PAC
    RES NEW             NOTE 7.250% 2/1  826428AF1    4,802,250    1,900,000       DEFINED       1                     1,900,000
113 SIERRA PAC RES
    NEW                 NOTE 7.250% 2/1  826428AF1   12,637,500    5,000,000       DEFINED       1, 2                  5,000,000
114 SIMON PPTY GROUP
    INC NEW             PFD CONV I 6%    828806802      665,160       12,000       DEFINED       1                        12,000
115 SIMON PPTY GROUP
    INC NEW             PFD CONV I 6%    828806802      720,590       13,000       DEFINED       1, 2                     13,000
116 TECO ENERGY INC     COM              872375100    1,912,960      122,000       DEFINED       1                       122,000
117 TECO ENERGY INC    COM              872375100    2,587,200      165,000       DEFINED       1, 2                    165,000
118 TIMBERLAND
    BANCORP INC         COM              887098101      486,420       22,000       DEFINED       1, 2                     22,000
119 TRIZEC HAHN CORP    DEB  3.000% 1/2  896938AB3   18,555,500   23,600,000       DEFINED       1                    23,600,000
120 TRIZEC HAHN CORP    DEB  3.000% 1/2  896938AB3   24,491,688   31,150,000       DEFINED       1, 2                 31,150,000
121 UNIONBANCAL CORP    COM              908906100    1,837,500       30,000       DEFINED       1, 2                     30,000
122 UNISOURCE ENERGY
    CORP                COM              909205106   19,161,139      618,700       DEFINED       1                       618,700
123 UNISOURCE ENERGY
    CORP                COM              909205106   25,333,460      818,000       DEFINED       1, 2                    818,000
124 UNOCAL CORP         COM              915289102   36,397,119      590,000       DEFINED       1                       590,000
125 UNOCAL CORP         COM              915289102   48,426,650      785,000       DEFINED       1, 2                    785,000
126 USF&G CORP          NOTE 3/0         903290AD6    5,288,000    6,400,000       DEFINED       1                     6,400,000
127 USF&G CORP          NOTE 3/0         903290AD6    7,105,750    8,600,000       DEFINED       1, 2                  8,600,000
128 XCEL ENERGY INC     COM              98389B100      549,760       32,000       DEFINED       1                        32,000
129 XCEL ENERGY INC     COM              98389B100    2,405,200      140,000       DEFINED       1, 2                    140,000


1    White Mountains Advisors
1,2  White Mountains Insurance Group